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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
		  OF REGISTERED MANAGEMENT INVESTMENT COMPANY



		Investment Company Act file number 811-09585


                   	   Pioneer Research Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

Pioneer Research Fund
Schedule of Investments  9/30/10


Shares                                                      Value

         COMMON STOCKS - 99.2 %
         Energy - 10.6 %
         Integrated Oil & Gas - 3.6 %
 36,000  Exxon Mobil Corp.                               $2,224,440
         Oil & Gas Drilling - 0.8 %
 27,600  Nabors Industries, Inc. *                       $  498,456
         Oil & Gas Equipment & Services - 1.3 %
 24,400  Halliburton Co. *                               $  806,908
         Oil & Gas Exploration & Production - 4.0 %
  8,032  Apache Corp.                                    $  785,208
 10,300  Devon Energy Corp.                                 666,822
 10,100  Range Resources Corp.                              385,113
 17,900  Southwestern Energy Co. *                          598,576
                                                         $2,435,719
         Oil & Gas Storage & Transporation - 0.9 %
 43,042  EL Paso Corp.                                   $  532,860
         Total Energy                                    $6,498,383
         Materials - 3.6 %
         Diversified Chemical - 0.8 %
 18,800  Dow Chemical Co.                                $  516,248
         Diversified Metals & Mining - 1.2 %
  8,200 Freeport-McMoRan Copper & Gold, Inc. (Class B) $ 700,198 Industrial Gases - 0.8 %
  6,200  Air Products & Chemicals, Inc.                  $  513,484
         Paper Packaging - 0.7 %
 19,400  Packaging Corp of America                       $  449,498
         Total Materials                                 $2,179,428
         Capital Goods - 8.3 %
         Aerospace & Defense - 2.4 %
  7,208  Northrop Grumman Corp. *                        $  437,021
 14,190  United Technologies Corp.                        1,010,754
                                                         $1,447,775
         Construction & Engineering - 0.8 %
 20,746  KBR, Inc.                                       $  511,181
         Industrial Conglomerates - 2.5 %
 12,225  3M Co.                                          $1,060,030
 24,400  Textron, Inc.                                      501,664
                                                         $1,561,694
         Industrial Machinery - 2.6 %
 12,072  Crane Co.                                       $  458,012
 16,717  Kennametal, Inc.                                   517,057
  9,393  SPX Corp.                                          594,389
                                                         $1,569,458
         Total Capital Goods                             $5,090,108
         Transportation - 2.4 %
         Air Freight & Couriers - 1.6 %
  6,300  C H Robinson Worldwide, Inc.                    $  440,496
  8,100  United Parcel Service, Inc.                        540,189
                                                         $  980,685
         Railroads - 0.8 %
  6,000  Union Pacific Corp.                             $  490,800
         Total Transportation                            $1,471,485
         Consumer Services - 3.0 %
         Hotels, Resorts & Cruise Lines - 0.7 %
 12,202  Marriott International, Inc. (b)                $  437,198
         Restaurants - 2.3 %
  7,774  McDonald's Corp.                                $  579,241
 32,500  Starbucks Corp.                                    831,350
                                                         $1,410,591
         Total Consumer Services                         $1,847,789
         Media - 3.3 %
         Broadcasting - 0.8 %
 30,300  CBS Corp. (Class B)                             $  480,558
         Cable & Satellite - 1.7 %
 59,900  Comcast Corp.                                   $1,082,992
         Movies & Entertainment - 0.8 %
 13,043  Viacom, Inc. (Class B)                          $  472,026
         Total Media                                     $2,035,576
         Retailing - 3.9 %
         Department Stores - 1.1 %
 28,500  Macys, Inc.                                     $  658,065
         General Merchandise Stores - 1.3 %
  4,300  Family Dollar Stores, Inc.                      $  189,888
 11,081  Target Corp.                                       592,169
                                                         $  782,057
         Internet Retail - 1.5 %
  5,900  Amazon.Com, Inc. *                              $  926,654
         Total Retailing                                 $2,366,776
         Food & Drug Retailing - 2.6 %
         Drug Retail - 1.0 %
 18,159  CVS/Caremark Corp.                              $  571,464
         Hypermarkets & Supercenters - 1.6 %
 18,550  Wal-Mart Stores, Inc.                           $  992,796
         Total Food & Drug Retailing                     $1,564,260
         Food, Beverage & Tobacco - 6.3 %
         Brewers - 1.4 %
 14,600  Anheuser-Busch Inbev NV                         $  859,276
         Distillers & Vintners - 0.4 %
 14,000  Constellation Brands, Inc. *                    $  247,660
         Packaged Foods & Meats - 0.8 %
 10,500  Hershey Foods Corp.                             $  499,695
         Soft Drinks - 2.3 %
 16,600  Coca-Cola Co.                                   $  971,432
  8,900  Hansen Natural Corp. *                             414,918
                                                         $1,386,350
         Tobacco - 1.4 %
 15,350  Phillip Morris International, Inc.              $  859,907
         Total Food, Beverage & Tobacco                  $3,852,888
         Household & Personal Products - 2.6 %
         Household Products - 2.0 %
 20,100  Procter & Gamble Co. *                          $1,205,397
         Personal Products - 0.6 %
  6,400  Estee Lauder Co.                                $  404,672
         Total Household & Personal Products             $1,610,069
         Health Care Equipment & Services - 3.6 %
         Health Care Equipment - 1.3 %
  6,900  Baxter International, Inc.                      $  329,199
  7,000  Covidien, Ltd.                                     281,330
  3,600  Hospira, Inc. *                                    205,236
                                                         $  815,765
         Health Care Services - 0.6 %
  5,100  DaVita, Inc. *                                  $  352,053
         Managed Health Care - 1.7 %
 10,700  AETNA, Inc.                                     $  338,227
 19,300  United Healthcare Group, Inc.                      677,623
                                                         $1,015,850
         Total Health Care Equipment & Services          $2,183,668
         Pharmaceuticals & Biotechnology - 8.0 %
         Biotechnology - 2.2 %
  3,900  Alexion Pharmaceuticals, Inc. *                 $  251,004
  8,600  Amgen, Inc. *                                      473,946
  9,940  Cubist Pharmaceuticals, Inc. *                     232,497
 15,200  Incyte Genomics, Inc. * (b)                        243,048
  5,100  Vertex Pharmaceuticals, Inc. * (b)                 176,307
                                                         $1,376,802
         Life Sciences Tools & Services - 0.4 %
  4,600  Thermo Fisher Scientific, Inc. *                $  220,248
         Pharmaceuticals - 5.4 %
 20,000  Bristol-Myers Squibb Co.                        $  542,200
 24,000  Merck & Co., Inc.                                  883,440
 19,100  Mylan, Inc. * (b)                                  359,271
 72,200  Pfizer, Inc.                                     1,239,674
  5,109  Teva Pharmaceutical Industries, Ltd.               269,500
                                                         $3,294,085
         Total Pharmaceuticals & Biotechnology           $4,891,135
         Banks - 4.0 %
         Diversified Banks - 1.6 %
 40,200  Wells Fargo & Co.                               $1,009,623
         Regional Banks - 2.4 %
 86,000  KeyCorp                                         $  684,560
 14,686  PNC Bank Corp.                                     762,350
                                                         $1,446,910
         Total Banks                                     $2,456,533
         Diversified Financials - 7.0 %
         Asset Management & Custody Banks - 1.1 %
  4,174  Franklin Resources, Inc.                        $  446,201
  6,400  State Street Corp.                                 241,024
                                                         $  687,225
         Diversified Financial Services - 3.2 %
 51,900  J.P. Morgan Chase & Co.                         $1,975,833
         Investment Banking & Brokerage - 2.4 %
 10,099  Lazard, Ltd.                                    $  354,273
 33,600  Morgan Stanley Co.                                 829,248
 17,000  TD Ameritrade Holding Corp. *                      274,550
                                                         $1,458,071
         Specialized Finance - 0.3 %
    579  CME Group, Inc.                                 $  150,801
         Total Diversified Financials                    $4,271,930
         Insurance - 4.4 %
         Life & Health Insurance - 2.2 %
  8,000  Aflac, Inc.                                     $  413,680
  7,800  Prudential Financial, Inc.                         422,604
 21,700  UNUM Group, Inc.                                   480,655
                                                         $1,316,939
         Property & Casualty Insurance - 2.2 %
 14,600  ACE, Ltd.                                       $  850,450
 16,500  Allstate Corp.                                     520,575
                                                         $1,371,025
         Total Insurance                                 $2,687,964
         Software & Services - 9.0 %
         Application Software - 1.5 %
  5,629  Citrix Systems, Inc. *                          $  384,123
 34,500  Compuware Corp. *                                  294,285
 15,400  Nuance Communications, Inc. *                      240,856
                                                         $  919,264
         Internet Software & Services - 2.6 %
  2,300  Google, Inc. *                                  $1,209,317
 26,113  Yahoo! Inc. *                                      370,021
                                                         $1,579,338
         Systems Software - 4.9 %
 58,944  Microsoft Corp.                                 $1,443,539
 43,913  Oracle Corp.                                     1,179,064
  7,517  Rovi Corp. * (b)                                   378,932
                                                         $3,001,535
         Total Software & Services                       $5,500,137
         Technology Hardware & Equipment - 7.6 %
         Communications Equipment - 2.9 %
 46,837  Cisco Systems, Inc. *                           $1,025,730
 15,900  Qualcomm, Inc.                                     717,408
                                                         $1,743,138
         Computer Hardware - 3.6 %
  6,400  Apple, Inc. *                                   $1,816,000
 32,100  Dell, Inc. *                                       416,016
                                                         $2,232,016
         Electronic Equipment & Instruments - 0.4 %
  9,600  Flir Systems, Inc. *                            $  246,720
         Office Electronics - 0.7 %
 40,100  Xerox Corp.                                     $  415,035
         Total Technology Hardware & Equipment           $4,636,909
         Semiconductors - 2.5 %
         Semiconductor Equipment - 0.4 %
  8,200  ASM Lithography Holdings NV                     $  244,852
         Semiconductors - 2.1 %
 35,700  Atmel Corp. *                                   $  284,172
 38,900  Intel Corp.                                        748,047
 31,100  ON Semiconductor Corp. *                           224,231
                                                         $1,256,450
         Total Semiconductors                            $1,501,302
         Telecommunication Services - 3.0 %
         Integrated Telecommunication Services - 3.0 %
 16,000  CenturyLink, Inc.                               $  631,360
 21,752  Verizon Communications, Inc.                       708,898
 40,910  Windstream Corp.                                   502,784
                                                         $1,843,042
         Total Telecommunication Services                $1,843,042
         Utilities - 3.6 %
         Electric Utilities - 1.1 %
 24,800  PPL Corp.                                       $  675,304
         Multi-Utilities - 2.5 %
 27,400  Ameren Corp.                                    $  778,155
  7,900  Public Service Enterprise Group, Inc.              261,332
  9,486  Sempra Energy Co.                                  510,342
                                                         $1,549,829
         Total Utilities                                 $2,225,133
         TOTAL COMMON STOCKS
Principal(Cost  $52,109,786)                             $60,714,515
Amount
         TEMPORARY CASH INVESTMENTS - 1.3 %
         Securities Lending Collateral  - 1.3 % (c)
         Certificates of Deposit:
 23,120  Bank of Nova Scotia, 0.37%, 9/29/10             $   23,120
 16,184  BBVA Group NY, 0.56%, 7/26/11                       16,184
 23,120  BNP Paribas Bank NY, 0.38%, 11/8/10                 23,120
 11,560  DNB Nor Bank ASA NY, 0.27%, 11/10/10                11,560
 23,120  Nordea NY,  0.5%, 12/10/10                          23,120
 23,120  RoboBank Netherland NV NY, 0.44%, 8/8/11            23,120
 23,120  Royal Bank of Canada NY, 0.26%, 1/21/11             23,120
 23,120  SocGen NY,  0.34%, 11/10/10                         23,120
 11,560  Svenska NY,  0.275%, 11/12/10                       11,560
                                                         $  178,024
         Commercial Paper:
 13,872  American Honda Finance, 0.28%, 5/4/11           $   13,872
  9,300  American Honda Finance, 1.04%, 6/20/11               9,300
  8,506  Australia & New Zealand Banking Group, 1.04%, 8/4    8,506
 23,599  Caterpillar Financial Services Corp., 1.04%, 6/24   23,599
 25,432  CBA, 0.31%, 1/3/11                                  25,432
  4,623  CHARFD, 0.38%, 10/15/10                              4,623
 16,174  CHARFD, 0.31%, 12/14/10                             16,174
  9,247  CLIPPR, 0.45%, 10/8/10                               9,247
 13,865  CLIPPR, 0.28%, 12/1/10                              13,865
  7,464  CLIPPR, 0.45%, 10/8/10                               7,464
 12,932  FAIRPP, 0.3%, 11/9/10                               12,932
  9,244  FASCO, 0.27%, 12/1/10                                9,244
 23,123  Federal Home Loan Bank, 0.37%, 6/1/11               23,123
 11,559  GE Corp., 0.55%, 1/26/11                            11,559
  2,311  General Electric Capital Corp., 0.37%, 6/6/11        2,311
  2,503  General Electric Capital Corp., 0.59%, 10/6/10       2,503
  2,520  General Electric Capital Corp., 0.62%, 10/21/10      2,520
  9,244  OLDLLC, 0.27%, 12/1/10                               9,244
 12,665  OLDLLC, 0.27%, 12/2/10                              12,665
 18,491  SANTANDER, 0.43%, 10/22/10                          18,491
  4,623  SRCPP, 0.38%, 10/12/10                               4,623
 11,554  SRCPP, 0.27%, 12/6/10                               11,554
  6,936  STRAIT, 0.36%, 10/4/10                               6,936
 17,341  STRAIT, 0.25%, 12/8/10                              17,341
 11,559  TBLLC, 0.38%, 10/12/10                              11,559
 11,555  TBLLC, 0.27%, 12/2/10                               11,555
 23,120  Toyota Motor Credit Corp., 0.44%, 9/8/11            23,120
 23,114  VARFUN, 0.35%, 10/25/10                             23,114
 13,872  Wachovia, 0.39%, 3/22/11                            13,872
 23,120  Westpac, 0.5%, 07/29/11                             23,120
  9,247  WFC, 0.37%, 12/2/10                                  9,247
                                                         $  392,715
         Tri-party Repurchase Agreements:
 16,839  Barclays Capital Markets,  0.2%, 10/1/10        $   16,839
 92,475  Deutsche Bank Securites, Inc., 0.25%, 10/1/10       92,475
 23,120  HSBC Bank USA NA, 0.25% 10/1/10                     23,120
 13,872  JPMorgan, Inc., 0.22%, 10/1/10                      13,872
 23,120  RBS Securities, Inc., 0.25%, 10/1/10                23,120
                                                         $  169,426
Shares   Money Market Mutual Funds:
 23,120  BlackRock Liquidity Temporary Cash Fund         $   23,120
 23,120  Dreyfus Preferred Money Market Fund                 23,120
 23,120  Fidelity Prime Money Market Fund                    23,120
                                                         $   69,360

         Total Securities Lending Collateral             $  809,525
         TOTAL TEMPORARY CASH INVESTMENTS
         (Cost  $809,525)                                $  809,525

         TOTAL INVESTMENT IN SECURITIES - 100.5%
         (Cost  $52,134,614) (a)                         $61,524,040

         OTHER ASSETS AND LIABILITIES - (0.5)%           $(321,203)

         TOTAL NET ASSETS - 100.0%                       $61,202,837

     *   Non-income producing security.

   (a) At September 30, 2010, the net unrealized gain on investments based on cost for federal income tax purposes of $52,134,614 was as follows:

         Aggregate gross unrealized gain for all investments in which
         there is an excess of value over tax cost       $  15,733,840

         Aggregate gross unrealized loss for all investments in which
         there is an excess of tax cost over value          (6,344,414)

         Net unrealized gain                             $9,389,426

   (b)   At September 30, 2010, the following securities were out on loan:

Shares                       Security                       Value
      8,0Incyte Genomics, Inc. *                         $ 130,000
      1,5Marriott International, Inc.                       55,125
    16,80Mylan, Inc. *                                     323,400
      6,6Rovi Corp. *                                      356,400
      5,0Vertex Pharmaceuticals, Inc. *                    178,750
         Total                                           $    1,043,675

   (c) Securities lending collateral is managed by Credit Suisse AG, New York Branch.

         Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
         Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
         Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
         Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

         The following is a summary of the inputs used as of September 30, 2010, in valuing the Fund's assets:

                               Level 1    Level 2   Level 3    Total
Common Stocks               $60,714,515     $0        $0    $60,714,515
Temporary Cash Investments            0   740,165    0          740,165
Money market Mutual Funds       69,360      0         0         69,360
 Total                      $60,783,875  $740,165   $0    $   61,524,040



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Research Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 29, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2010



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date November 29, 2010

* Print the name and title of each signing officer under his or her signature.